Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
DSU Plan Activity	The following table summarizes information related to DSUs.

	2022	2021
Number of units (thousands)
Beginning of year	183	147
Granted	33	30
Notional dividends reinvested	8	6
End of year	224	183

PSU Plans Activity
The following table summarizes information related to PSUs.

	2022	2021
Number of units (thousands)
Beginning of year	1,898	1,976
Granted	580	587
Notional dividends reinvested	58	60
Paid out	(712)	(697)
Cancelled/forfeited	(34)	(28)
End of year	1,790	1,898

Additional information ($ millions)
Compensation expense recognized	25	74
Compensation expense unrecognized (1)	24	33
Cash payout	66	50
Accrued liability as at December 31 (2)	90	132
Aggregate intrinsic value as at December 31 (3)	114	165
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2022	2021
Number of units (thousands)
Beginning of year	1,060	1,048
Granted	331	378
Notional dividends reinvested	29	32
Paid out	(410)	(371)
Cancelled/forfeited	(33)	(27)
End of year	977	1,060

Additional information ($ millions)
Compensation expense recognized	16	26
Compensation expense unrecognized (1)	16	17
Cash payout	25	21
Accrued liability as at December 31 (2)	40	46
Aggregate intrinsic value as at December 31 (3)	56	63
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year